UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Franklin Multi-Asset Variable Growth Fund
Class I
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Growth Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$7	0.14%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$74,106,218
Total Number of Portfolio Holdings*	11
Portfolio Turnover Rate	3%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Growth Fund	PAGE 1	7573-STSR-0824

Franklin Multi-Asset Variable Moderate Growth Fund
Class I
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Moderate Growth Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1,[2]	$10	0.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$28,949,004
Total Number of Portfolio Holdings*	11
Portfolio Turnover Rate	4%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Moderate Growth Fund	PAGE 1	7572-STSR-0824

Franklin Multi-Asset Variable Conservative Growth Fund
Class I
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$7	0.13%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$79,225,631
Total Number of Portfolio Holdings*	11
Portfolio Turnover Rate	5%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 1	7571-STSR-0824

Franklin Multi-Asset Variable Conservative Growth Fund
Class II
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$20	0.38%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes the fees and expenses of the underlying Funds.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$79,225,631
Total Number of Portfolio Holdings*	11
Portfolio Turnover Rate	5%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 1	7526-STSR-0824

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Variable Asset Allocation Series
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

Franklin Multi-Asset Variable Growth Fund
Franklin Multi-Asset Variable Moderate Growth Fund
Franklin Multi-Asset Variable Conservative Growth Fund

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
June 30, 2024
 Franklin Multi-Asset Variable Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Equity — 68.8%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		436,431	$5,709,259
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		312,671	6,394,127
ClearBridge Small Cap Fund, Class IS Shares		15,538	1,021,002
Franklin U.S. Small Cap Equity Fund, Class IS Shares		117,144	1,519,360
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		611,953	21,528,506
ClearBridge Large Cap Growth Fund, Class IS Shares		183,206	13,260,448
ClearBridge Small Cap Growth Fund, Class IS Shares		38,527	1,531,426

Total Domestic Equity			50,964,128
Foreign Equity — 22.9%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		908,052	16,971,487
Domestic Fixed Income — 7.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		422,921	4,432,220
Western Asset Intermediate Bond Fund, Class IS Shares		154,444	1,471,851

Total Domestic Fixed Income			5,904,071
Total Investments in Underlying Funds before Short-Term Investments (Cost — $50,033,475)			73,839,686
	Rate
Short-Term Investments — 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $342,038)	5.233%	342,038	342,038 (b)
Total Investments — 100.1% (Cost — $50,375,513)			74,181,724
Liabilities in Excess of Other Assets — (0.1)%			(75,506)
Total Net Assets — 100.0%			$74,106,218

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin Multi-Asset Variable Moderate Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 61.5%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		152,388	$1,993,494
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		109,182	2,232,775
ClearBridge Small Cap Fund, Class IS Shares		5,372	353,002
Franklin U.S. Small Cap Equity Fund, Class IS Shares		41,022	532,056
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		213,682	7,517,332
ClearBridge Large Cap Growth Fund, Class IS Shares		63,975	4,630,517
ClearBridge Small Cap Growth Fund, Class IS Shares		13,491	536,271

Total Domestic Equity			17,795,447
Foreign Equity — 20.3%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		314,495	5,877,919
Domestic Fixed Income — 17.9%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		372,506	3,903,861
Western Asset Intermediate Bond Fund, Class IS Shares		136,014	1,296,212

Total Domestic Fixed Income			5,200,073
Total Investments in Underlying Funds before Short-Term Investments (Cost — $21,106,920)			28,873,439
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $99,778)	5.233%	99,778	99,778 (b)
Total Investments — 100.1% (Cost — $21,206,698)			28,973,217
Liabilities in Excess of Other Assets — (0.1)%			(24,213)
Total Net Assets — 100.0%			$28,949,004

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

 Franklin Multi-Asset Variable Conservative Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Domestic Equity — 46.7%
Franklin Templeton ETF Trust — BrandywineGLOBAL — Dynamic US Large Cap Value ETF		316,669	$4,142,569
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		226,926	4,640,634
ClearBridge Small Cap Fund, Class IS Shares		11,232	738,058
Franklin U.S. Small Cap Equity Fund, Class IS Shares		85,759	1,112,298
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		444,067	15,622,254
ClearBridge Large Cap Growth Fund, Class IS Shares		132,938	9,622,075
ClearBridge Small Cap Growth Fund, Class IS Shares		28,204	1,121,092

Total Domestic Equity			36,998,980
Domestic Fixed Income — 38.0%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,154,153	22,575,528
Western Asset Intermediate Bond Fund, Class IS Shares		786,488	7,495,231

Total Domestic Fixed Income			30,070,759
Foreign Equity — 15.0%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		638,134	11,926,729
Total Investments in Underlying Funds before Short-Term Investments (Cost — $64,448,597)			78,996,468
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $297,910)	5.233%	297,910	297,910 (b)
Total Investments — 100.1% (Cost — $64,746,507)			79,294,378
Liabilities in Excess of Other Assets — (0.1)%			(68,747)
Total Net Assets — 100.0%			$79,225,631

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
June 30, 2024

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$50,033,475	$21,106,920	$64,448,597
Short-term investments, at cost	342,038	99,778	297,910
Investments in affiliated Underlying Funds, at value	$73,839,686	$28,873,439	$78,996,468
Short-term investments, at value	342,038	99,778	297,910
Distributions receivable from affiliated Underlying Funds	18,511	16,247	94,119
Distributions receivable from unaffiliated Underlying Funds	858	382	736
Receivable for Portfolio shares sold	—	11	—
Receivable from investment manager	—	3,801	—
Total Assets	74,201,093	28,993,658	79,389,233
Liabilities:
Payable for Portfolio shares repurchased	48,402	2,146	37,479
Payable for investments in affiliated Underlying Funds	18,460	16,203	93,862
Audit and tax fees payable	14,636	14,388	14,392
Fund accounting fees payable	10,076	9,920	10,138
Trustees’ fees payable	1,241	285	1,314
Service and/or distribution fees payable	—	—	4,331
Accrued expenses	2,060	1,712	2,086
Total Liabilities	94,875	44,654	163,602
Total Net Assets	$74,106,218	$28,949,004	$79,225,631
Net Assets:
Par value (Note 7)	$52	$20	$52
Paid-in capital in excess of par value	53,281,688	22,489,897	66,499,252
Total distributable earnings (loss)	20,824,478	6,459,087	12,726,327
Total Net Assets	$74,106,218	$28,949,004	$79,225,631
Net Assets:
Class I	$74,106,218	$28,949,004	$58,151,231
Class II	—	—	$21,074,400
Shares Outstanding:
Class I	5,157,297	2,006,812	3,832,854
Class II	—	—	1,397,155
Net Asset Value:
Class I	$14.37	$14.43	$15.17
Class II	—	—	$15.08
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2024

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$112,683	$98,113	$585,311
Income distributions from unaffiliated Underlying Funds	5,591	2,305	6,953
Total Investment Income	118,274	100,418	592,264
Expenses:
Fund accounting fees	15,369	15,133	15,445
Legal fees	14,454	14,078	14,454
Audit and tax fees	13,528	13,388	13,500
Shareholder reports	3,596	3,618	3,801
Trustees’ fees	2,637	1,126	2,784
Commitment fees (Note 9)	325	123	348
Transfer agent fees (Notes 2 and 5)	46	46	140
Custody fees	23	122	263
Interest expense	21	4	50
Service and/or distribution fees (Notes 2 and 5)	—	—	25,230
Miscellaneous expenses	637	481	1,018
Total Expenses	50,636	48,119	77,033
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(19,779)	—
Net Expenses	50,636	28,340	77,033
Net Investment Income	67,638	72,078	515,231
Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	552,869	84,396	73,968
Capital gain distributions from affiliated Underlying Funds	64	22	46
Net Realized Gain	552,933	84,418	74,014
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	6,645,487	2,289,974	4,535,071
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	7,198,420	2,374,392	4,609,085
Increase in Net Assets From Operations	$7,266,058	$2,446,470	$5,124,316
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Statements of Changes in Net Assets
Franklin Multi-Asset Variable Growth Fund

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$67,638	$1,103,271
Net realized gain	552,933	3,148,257
Change in net unrealized appreciation (depreciation)	6,645,487	8,531,517
Increase in Net Assets From Operations	7,266,058	12,783,045
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,018,386)	(4,051,270)
Decrease in Net Assets From Distributions to Shareholders	(2,018,386)	(4,051,270)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	232,246	312,023
Reinvestment of distributions	2,018,386	4,051,270
Cost of shares repurchased	(6,736,186)	(9,808,783)
Decrease in Net Assets From Portfolio Share Transactions	(4,485,554)	(5,445,490)
Increase in Net Assets	762,118	3,286,285
Net Assets:
Beginning of period	73,344,100	70,057,815
End of period	$74,106,218	$73,344,100
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Franklin Multi-Asset Variable Moderate Growth Fund

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$72,078	$464,806
Net realized gain	84,418	795,764
Change in net unrealized appreciation (depreciation)	2,289,974	3,171,926
Increase in Net Assets From Operations	2,446,470	4,432,496
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(535,102)	(1,185,349)
Decrease in Net Assets From Distributions to Shareholders	(535,102)	(1,185,349)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	210,876	153,073
Reinvestment of distributions	535,102	1,185,349
Cost of shares repurchased	(1,260,046)	(3,422,783)
Decrease in Net Assets From Portfolio Share Transactions	(514,068)	(2,084,361)
Increase in Net Assets	1,397,300	1,162,786
Net Assets:
Beginning of period	27,551,704	26,388,918
End of period	$28,949,004	$27,551,704
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Variable Conservative Growth Fund

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$515,231	$1,670,273
Net realized gain	74,014	1,450,615
Change in net unrealized appreciation (depreciation)	4,535,071	7,139,800
Increase in Net Assets From Operations	5,124,316	10,260,688
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,038,368)	(1,725,004)
Decrease in Net Assets From Distributions to Shareholders	(1,038,368)	(1,725,004)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	1,877,926	4,047,411
Reinvestment of distributions	1,038,368	1,725,004
Cost of shares repurchased	(6,365,757)	(8,482,957)
Decrease in Net Assets From Portfolio Share Transactions	(3,449,463)	(2,710,542)
Increase in Net Assets	636,485	5,825,142
Net Assets:
Beginning of period	78,589,146	72,764,004
End of period	$79,225,631	$78,589,146
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Financial Highlights
Franklin Multi-Asset Variable Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.40	$11.85	$15.88	$14.74	$14.00	$12.20
Income (loss) from operations:
Net investment income	0.01	0.19	0.20	0.16	0.17	0.18
Net realized and unrealized gain (loss)	1.36	2.10	(2.63)	2.87	1.30	2.52
Total income (loss) from operations	1.37	2.29	(2.43)	3.03	1.47	2.70
Less distributions from:
Net investment income	(0.09)	(0.15)	(0.41)	(0.69)	(0.21)	(0.21)
Net realized gains	(0.31)	(0.59)	(1.19)	(1.20)	(0.52)	(0.69)
Total distributions	(0.40)	(0.74)	(1.60)	(1.89)	(0.73)	(0.90)
Net asset value, end of period	$14.37	$13.40	$11.85	$15.88	$14.74	$14.00
Total return[3]	10.24%	19.58%	(14.80)%	20.69%	11.24%	22.58%
Net assets, end of period (000s)	$74,106	$73,344	$70,058	$94,277	$92,655	$97,959
Ratios to average net assets:
Gross expenses[4]	0.14%[5]	0.15%	0.13%	0.12%	0.14%	0.12%
Net expenses[4,6]	0.14 [5]	0.15	0.13	0.12	0.13 [7]	0.12
Net investment income	0.18 [5]	1.53	1.52	1.00	1.27	1.38
Portfolio turnover rate	3%	20%	42%	19%	21%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Variable Moderate Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$13.48	$11.95	$15.37	$14.62	$13.87	$12.16
Income (loss) from operations:
Net investment income	0.04	0.22	0.21	0.17	0.18	0.20
Net realized and unrealized gain (loss)	1.18	1.90	(2.47)	2.25	1.29	2.25
Total income (loss) from operations	1.22	2.12	(2.26)	2.42	1.47	2.45
Less distributions from:
Net investment income	(0.02)	(0.24)	(0.23)	(0.68)	(0.23)	(0.51)
Net realized gains	(0.25)	(0.35)	(0.93)	(0.99)	(0.49)	(0.23)
Total distributions	(0.27)	(0.59)	(1.16)	(1.67)	(0.72)	(0.74)
Net asset value, end of period	$14.43	$13.48	$11.95	$15.37	$14.62	$13.87
Total return[3]	9.07%	17.81%	(14.36)%	16.66%	11.07%	20.43%
Net assets, end of period (000s)	$28,949	$27,552	$26,389	$34,089	$33,030	$33,182
Ratios to average net assets:
Gross expenses[4]	0.34%[5]	0.37%	0.35%	0.31%	0.35%	0.29%
Net expenses[4,6,7]	0.20 [5]	0.20	0.20	0.20	0.20	0.20
Net investment income	0.51 [5]	1.73	1.61	1.04	1.36	1.53
Portfolio turnover rate	4%	18%	42%	18%	26%	21%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.41	$12.86	$16.25	$15.86	$14.88	$13.23
Income (loss) from operations:
Net investment income	0.10	0.31	0.26	0.21	0.23	0.27
Net realized and unrealized gain (loss)	0.86	1.57	(2.59)	1.60	1.37	2.01
Total income (loss) from operations	0.96	1.88	(2.33)	1.81	1.60	2.28
Less distributions from:
Net investment income	(0.06)	(0.33)	(0.30)	(0.57)	(0.32)	(0.31)
Net realized gains	(0.14)	—	(0.76)	(0.85)	(0.30)	(0.32)
Total distributions	(0.20)	(0.33)	(1.06)	(1.42)	(0.62)	(0.63)
Net asset value, end of period	$15.17	$14.41	$12.86	$16.25	$15.86	$14.88
Total return[3]	6.67%	14.63%	(14.17)%	11.47%	10.96%	17.37%
Net assets, end of period (000s)	$58,151	$59,370	$57,593	$76,687	$77,465	$80,945
Ratios to average net assets:
Gross expenses[4]	0.13%[5]	0.14%	0.13%	0.12%	0.14%	0.12%
Net expenses[4,6]	0.13 [5]	0.14	0.13	0.12	0.14 [7]	0.12
Net investment income	1.36 [5]	2.25	1.87	1.24	1.59	1.88
Portfolio turnover rate	5%	16%	49%	17%	28%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2024[2]	2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.34	$12.81	$16.18	$15.81	$14.83	$13.21
Income (loss) from operations:
Net investment income	0.08	0.29	0.23	0.17	0.21	0.25
Net realized and unrealized gain (loss)	0.86	1.54	(2.57)	1.58	1.35	1.97
Total income (loss) from operations	0.94	1.83	(2.34)	1.75	1.56	2.22
Less distributions from:
Net investment income	(0.06)	(0.30)	(0.27)	(0.53)	(0.28)	(0.28)
Net realized gains	(0.14)	—	(0.76)	(0.85)	(0.30)	(0.32)
Total distributions	(0.20)	(0.30)	(1.03)	(1.38)	(0.58)	(0.60)
Net asset value, end of period	$15.08	$14.34	$12.81	$16.18	$15.81	$14.83
Total return[3]	6.57%	14.28%	(14.33)%	11.12%	10.77%	16.94%
Net assets, end of period (000s)	$21,074	$19,219	$15,171	$18,387	$13,579	$9,823
Ratios to average net assets:
Gross expenses[4]	0.38%[5]	0.39%	0.38%	0.37%	0.39%	0.37%
Net expenses[4,6]	0.38 [5]	0.39	0.38	0.37	0.39 [7]	0.37
Net investment income	1.12 [5]	2.15	1.68	1.03	1.41	1.77
Portfolio turnover rate	5%	16%	49%	17%	28%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.45%.
This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$73,839,686	—	—	$73,839,686
Short-Term Investments†	342,038	—	—	342,038
Total Investments	$74,181,724	—	—	$74,181,724

†	See Schedule of Investments for additional detailed categorizations.
Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$28,873,439	—	—	$28,873,439
Short-Term Investments†	99,778	—	—	99,778
Total Investments	$28,973,217	—	—	$28,973,217

†	See Schedule of Investments for additional detailed categorizations.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Variable Conservative Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$78,996,468	—	—	$78,996,468
Short-Term Investments†	297,910	—	—	297,910
Total Investments	$79,294,378	—	—	$79,294,378

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.
(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.
Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Portfolio’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Under the investment management agreements, the Portfolios do not pay a management fee.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
FTFA provides administrative and certain oversight services to the Portfolios. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset.
The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.
As a result of expense limitation arrangements between the Portfolios and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares of Variable Growth, Variable Moderate Growth and Variable Conservative Growth and Class II shares of Variable Conservative Growth did not exceed 0.20% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed were as follows:

Variable Moderate Growth	$19,779
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
In addition, the Portfolios indirectly pay management and/or administration fees to FTFA and certain FTFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 0.75% of the average daily net assets of the Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolios’ shareholder servicing agent and acts as the Portfolios’ transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolios pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2024, Variable Growth, Variable Moderate Growth and Variable Conservative Growth incurred transfer agent fees as reported on the Statements of Operations, of which $33, $33 and $127, respectively, was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Variable Growth	$2,430,290	$8,969,959
Variable Moderate Growth	1,264,076	2,286,604
Variable Conservative Growth	4,058,175	8,088,716

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Variable Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$50,375,513	$24,006,316	$(200,105)	$23,806,211

	Variable Moderate Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$21,206,698	$8,171,954	$(405,435)	$7,766,519

	Variable Conservative Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$64,746,507	$17,333,244	$(2,785,373)	$14,547,871
4. Derivative instruments and hedging activities
During the six months ended June 30, 2024, the Portfolios did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
Variable Conservative Growth has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2024, class specific expenses were as follows:

Transfer Agent Fees
Variable Growth
Class I	$46

Transfer Agent Fees
Variable Moderate Growth
Class I	$46

	Service and/or Distribution Fees	Transfer Agent Fees
Variable Conservative Growth
Class I	—	$52
Class II	$25,230	88
Total	$25,230	$140
For the six months ended June 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Variable Moderate Growth
Class I	$19,779

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Distributions to shareholders by class

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Variable Growth
Net Investment Income:
Class I	$470,000	$825,006
Net Realized Gains:
Class I	$1,548,386	$3,226,264

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Variable Moderate Growth
Net Investment Income:
Class I	$40,000	$470,002
Net Realized Gains:
Class I	$495,102	$715,347

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Variable Conservative Growth
Net Investment Income:
Class I	$212,456	$1,340,234
Class II	77,547	384,770
Total	$290,003	$1,725,004
Net Realized Gains:
Class I	$548,253	—
Class II	200,112	—
Total	$748,365	—

7. Shares of beneficial interest
At June 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Variable Growth
Class I
Shares sold	16,804	$232,246	24,267	$312,023
Shares issued on reinvestment	141,343	2,018,386	310,481	4,051,270
Shares repurchased	(475,407)	(6,736,186)	(770,071)	(9,808,783)
Net decrease	(317,260)	$(4,485,554)	(435,323)	$(5,445,490)

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Variable Moderate Growth
Class I
Shares sold	14,622	$210,876	12,073	$153,073
Shares issued on reinvestment	37,315	535,102	89,698	1,185,349
Shares repurchased	(88,861)	(1,260,046)	(266,722)	(3,422,783)
Net decrease	(36,924)	$(514,068)	(164,951)	$(2,084,361)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Variable Conservative Growth
Class I
Shares sold	9,749	$144,391	35,780	$492,520
Shares issued on reinvestment	50,412	760,709	93,677	1,340,234
Shares repurchased	(347,715)	(5,198,181)	(487,621)	(6,667,349)
Net decrease	(287,554)	$(4,293,081)	(358,164)	$(4,834,595)
Class II
Shares sold	117,455	$1,733,535	261,440	$3,554,891
Shares issued on reinvestment	18,499	277,659	27,011	384,770
Shares repurchased	(78,664)	(1,167,576)	(133,192)	(1,815,608)
Net increase	57,290	$843,618	155,259	$2,124,053
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2024. The following transactions were effected in such Underlying Funds for the six months ended June 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Variable Growth		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$5,696,833	$135,147	10,389	$476,180	36,927	$30,878	—	—	$322,581	$5,709,259
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	6,482,822	—	—	668,304	33,819	44,055	—	—	535,554	6,394,127
ClearBridge Small Cap Fund, Class IS Shares
	1,063,274	73,247	1,130	96,411	1,466	6,769	—	$64	(25,877)	1,021,002
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,614,722	64,069	5,081	207,920	16,395	31,217	$6,360	—	17,272	1,519,360
ClearBridge Appreciation Fund, Class IS Shares
	20,846,983	235,213	7,720	2,541,882	75,930	201,504	—	—	2,786,688	21,528,506
ClearBridge Large Cap Growth Fund, Class IS Shares
	12,736,075	176,278	2,948	1,845,247	27,238	273,786	—	—	1,919,556	13,260,448
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,618,121	113,466	2,934	169,748	4,301	18,544	—	—	(48,957)	1,531,426
Franklin International Equity Fund, Class IS Shares
	16,924,357	416,359	24,100	1,597,297	87,038	99,100	—	—	1,128,968	16,971,487
Western Asset Core Bond Fund, Class IS Shares
	4,658,413	925,299	88,738	1,029,934	97,152	(118,362)	81,506	—	(3,196)	4,432,220
Western Asset Intermediate Bond Fund, Class IS Shares
	1,539,399	291,212	30,643	337,036	35,228	(34,622)	24,817	—	12,898	1,471,851
	$73,180,999	$2,430,290		$8,969,959		$552,869	$112,683	$64	$6,645,487	$73,839,686

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Variable Moderate Growth		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$1,894,601	$56,532	4,420	$77,882	6,002	$4,037	—	—	$116,206	$1,993,494
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	2,181,841	15,488	751	162,253	8,183	10,377	—	—	187,322	2,232,775
ClearBridge Small Cap Fund, Class IS Shares
	351,737	22,913	354	15,390	233	914	—	$22	(7,172)	353,002
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	547,060	18,949	1,502	50,520	4,001	3,934	$2,211	—	12,633	532,056
ClearBridge Appreciation Fund, Class IS Shares
	6,951,472	192,580	6,088	646,778	19,208	55,096	—	—	964,962	7,517,332
ClearBridge Large Cap Growth Fund, Class IS Shares
	4,391,070	32,021	448	536,674	8,012	54,207	—	—	689,893	4,630,517
ClearBridge Small Cap Growth Fund, Class IS Shares
	546,413	35,869	928	35,760	909	2,796	—	—	(13,047)	536,271
Franklin International Equity Fund, Class IS Shares
	5,602,842	190,404	10,921	329,082	17,874	22,010	—	—	391,745	5,877,919
Western Asset Core Bond Fund, Class IS Shares
	3,807,903	542,394	52,117	342,974	32,195	(58,095)	73,596	—	(45,367)	3,903,861
Western Asset Intermediate Bond Fund, Class IS Shares
	1,246,658	156,926	16,519	89,291	9,292	(10,880)	22,306	—	(7,201)	1,296,212
	$27,521,597	$1,264,076		$2,286,604		$84,396	$98,113	$22	$2,289,974	$28,873,439

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2024
Variable Conservative Growth		Cost	Shares	Proceeds	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
	$3,963,601	$211,355	17,093	$294,045	22,537	$19,240	—	—	$242,418	$4,142,569
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	4,600,038	68,528	3,653	457,788	22,587	25,926	—	—	403,930	4,640,634
ClearBridge Small Cap Fund, Class IS Shares
	779,710	40,987	632	69,113	1,041	3,598	—	$46	(17,124)	738,058
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,173,145	26,795	2,121	124,074	9,691	13,407	$4,620	—	23,025	1,112,298
ClearBridge Appreciation Fund, Class IS Shares
	14,851,641	563,826	18,505	1,986,163	58,994	172,100	—	—	2,020,850	15,622,254
ClearBridge Large Cap Growth Fund, Class IS Shares
	9,532,110	—	—	1,505,026	22,359	166,585	—	—	1,428,406	9,622,075
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,199,137	64,554	1,670	119,246	3,030	9,754	—	—	(33,107)	1,121,092
Western Asset Core Bond Fund, Class IS Shares
	22,676,117	2,393,198	230,798	1,864,724	176,285	(336,402)	445,578	—	(292,661)	22,575,528
Western Asset Intermediate Bond Fund, Class IS Shares
	7,492,840	687,159	72,506	574,862	60,072	(79,916)	135,113	—	(29,990)	7,495,231
Franklin International Equity Fund, Class IS Shares
	12,149,631	1,773	103	1,093,675	59,022	79,676	—	—	789,324	11,926,729
	$78,417,970	$4,058,175		$8,088,716		$73,968	$585,311	$46	$4,535,071	$78,996,468
9. Redemption facility
The Portfolios, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

(the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Portfolios shall, in addition to interest charged on any borrowings made by the Portfolios and other costs incurred by the Portfolios, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statements of Operations. The Portfolios did not utilize the Global Credit Facility during the six months ended June 30, 2024.

Franklin Variable Asset Allocation Series 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited)
Legg Mason Partners Variable Equity Trust
 — Franklin Multi-Asset Variable Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to Franklin Multi-Asset Variable Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation aggressive growth funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median performance of the funds in the Performance Universe for each period and ranked in the first quintile of the funds in the Performance Universe for the 3-year period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.

Franklin Variable Asset Allocation Series

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of nine mixed-asset target allocation aggressive growth funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation aggressive growth funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was at the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe, and that the Fund’s underlying fund expenses were at the median of the underlying fund expenses of the funds in the Expense Group and above the median of the underlying fund expenses of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Variable Asset Allocation Series

Legg Mason Partners Variable Equity Trust
 — Franklin Multi-Asset Variable Moderate Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to Franklin Multi-Asset Variable Moderate Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation growth funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median performance of the funds in the Performance Universe for each period and ranked in the first quintile of the funds in the Performance Universe for the 1- and 3-year periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.

Franklin Variable Asset Allocation Series

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of 12 mixed-asset target allocation growth funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation growth funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe, and that the Fund’s underlying fund expenses were above the median of the underlying fund expenses of the funds in the Expense Group and above the median of the underlying fund expenses of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2025.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Variable Asset Allocation Series

Legg Mason Partners Variable Equity Trust
 — Franklin Multi-Asset Variable Conservative Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 2-3, 2024, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (formerly Legg Mason Partners Fund Advisor, LLC) (the “Manager”) with respect to Franklin Multi-Asset Variable Conservative Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2024 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation moderate funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and

Franklin Variable Asset Allocation Series

a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of 11 mixed-asset target allocation moderate funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation moderate funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe, and that the Fund’s underlying fund expenses were at the median of the underlying fund expenses of the funds in the Expense Group and approximately equivalent to the median of the underlying fund expenses of the funds in the Expense Universe.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Variable Asset Allocation Series

Franklin
Variable Asset Allocation Series
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Variable Asset Allocation Series
Franklin Multi-Asset Variable Growth Fund
Franklin Multi-Asset Variable Moderate Growth Fund
Franklin Multi-Asset Variable Conservative Growth Fund
The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.
Franklin Variable Asset Allocation Series
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 877-6LM-FUND/656-3863.
Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.
Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice
Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

FVAAS-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1)  Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 14, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 14, 2024